INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Computer equipment software CNY	Dec. 31, 2012 Computer equipment software CNY	Dec. 31, 2013 Acquired training licenses CNY	Dec. 31, 2012 Acquired training licenses CNY
Intangible assets
Gross book value				20,392	21,448	3,522	3,522
Less: Accumulated amortization		(20,262)	(21,051)
Net book value	$ 603	3,652	3,919